PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

($000s)	Oil and Natural Gas Properties	Operated Facilities	Office Furniture and Equipment	Total
Cost
Balance, December 31, 2016	$2,034,954	$56,060	$26,420	$2,117,434
Additions	111,485	12,058	1,888	125,431
Transfer from exploration and evaluation assets	336	—	—	336
Disposals	(298,102)	—	—	(298,102)
Balance, December 31, 2017	1,848,673	68,118	28,308	1,945,099
Additions	77,837	3,102	1,311	82,250
Transfer from exploration and evaluation assets	5,601	—	—	5,601
Disposals	(7,736)	—	—	(7,736)
Balance, December 31, 2018	$1,924,375	$71,220	$29,619	$2,025,214

Accumulated depletion, depreciation and impairment losses
Balance, December 31, 2016	$806,656	$1,987	$12,219	$820,862
Charge for the year	116,693	1,122	2,837	120,652
Disposals	(196,955)	—	—	(196,955)
Impairment (reversal)	13,150	—	—	13,150
Balance, December 31, 2017	739,544	3,109	15,056	757,709
Charge for the year	100,840	1,854	2,592	105,286
Disposals	(4,343)	—	—	(4,343)
Impairment	$2,140	$—	$—	$2,140
Balance, December 31, 2018	$838,181	$4,963	$17,648	$860,792

Carrying amounts
Balance, December 31, 2017	$1,109,129	$65,009	$13,252	$1,187,390
Balance, December 31, 2018	$1,086,194	$66,257	$11,971	$1,164,422

Disclosure of information for VIU and FVLCS cash-generating units
The VIU determination of estimated recoverable amounts of each CGU was based on before-tax discount rates ranging from 15-20% and the following forward commodity price estimates:

Year	Edmonton Crude Ref Oil ($/bbl) (1)	AECO Gas ($/MMBtu) (1)	Butane ($/bbl) (1)	Propane ($/bbl) (1)	Condensate ($/bbl) (1)	CDN$/US$ Exchange Rates(1)
2018	71.36	2.52	51.38	35.68	74.93	1.27
2019	73.44	2.93	52.88	36.72	77.12	1.25
2020	75.47	3.22	54.34	35.85	79.25	1.23
2021	80.49	3.51	57.96	36.22	84.52	1.22
2022	82.38	3.75	59.31	37.07	86.50	1.20
2023	84.22	3.85	60.64	37.90	88.43	1.19
2024	86.01	3.95	61.93	38.70	90.31	1.18
2025	88.85	4.11	63.97	39.98	93.29	1.18
2026	90.62	4.27	65.25	40.78	95.15	1.18
2027	92.43	4.35	66.55	41.60	97.06	1.18
Thereafter	+2% per year	+2% per year	+2% per year	+2% per year	+2% per year	1.18
(1) The InSite price forecasts, effective January 1, 2018.
At December 31, 2016, impairments reversal indicators were identified for the Company's core Central Alberta CGU, primarily as a result of a significant increase in the reserves evaluation due to a combination of actual well performance exceeding previous estimates resulting in strong positive technical revisions and infill drilling additions in 2016. Impairment indicators were identified for the Company's non-core South Central CGU given the Company was no longer focused on actively developing these assets. The South Central CGU assets were subsequently sold in the second quarter of 2017.
For the year ended December 31, 2016, a non-cash impairment reversal of $307.0 million was recognized in the Company’s core Central Alberta CGU, representing the maximum amount of impairment reversal able to be taken based on prior impairment loss less depletion and dispositions. The estimated recoverable amount of the Central Alberta CGU as at December 31, 2016 was $1.3 billion. A non-cash impairment loss of $43 million was recognized in the Company's non-core South Central CGU. The estimated recoverable amount of the South Central CGU was $64 million. No impairment was recognized in the Company's non-core North Alberta and South Alberta CGUs in 2016. The VIU determination of estimated recoverable amounts of each CGU was based on before-tax discount rates ranging from 10-20% and the following forward commodity price estimates:

Year	Edmonton Crude Ref Oil ($/bbl) (1)	AECO Gas ($/MMBtu) (1)	Butane ($/bbl) (1)	Propane ($/bbl) (1)	Condensate ($/bbl) (1)	CDN$/US$ Exchange Rates(1)
2017	68.33	3.47	47.83	23.92	75.17	1.33
2018	72.32	3.42	52.07	25.31	79.55	1.29
2019	76.05	3.59	54.75	26.62	83.65	1.25
2020	79.54	3.93	57.27	27.84	87.50	1.21
2021	82.82	4.01	59.63	28.99	91.11	1.18
2022	88.60	4.17	63.79	31.01	97.46	1.18
2023	90.37	4.27	65.07	31.63	99.41	1.18
2024	92.18	4.43	66.37	32.26	101.39	1.18
2025	94.02	4.52	67.69	32.91	103.42	1.18
2026	95.90	4.61	69.05	33.57	105.49	1.18
Thereafter	+2% per year	+2% per year	+2% per year	+2% per year	+2% per year	1.18
(1) The InSite price forecasts, effective January 1, 2017.
The VIU of each CGU was based on the following forward commodity price estimates:

Year	Edmonton Crude Ref Oil ($/bbl) (1)	AECO Natural Gas ($/MMBtu) (1)	Butane ($/bbl) (1)	Propane ($/bbl) (1)	Condensate ($/bbl) (1)	CDN$/US$ Exchange Rates(1)
2019	63.50	1.90	20.96	28.58	67.95	1.32
2020	75.55	2.29	37.02	33.24	78.95	1.28
2021	80.50	2.71	45.89	37.03	83.72	1.25
2022	83.25	3.03	54.95	38.30	86.58	1.25
2023	85.60	3.21	58.21	41.52	88.60	1.25
2024	87.62	3.33	61.33	42.93	90.68	1.25
2025	90.01	3.44	62.10	44.10	93.16	1.25
2026	92.68	3.50	63.95	45.41	95.92	1.25
2027	94.53	3.57	65.22	46.32	97.84	1.25
2028	96.42	3.65	66.53	47.25	99.79	1.25
Thereafter	+2% per year	+2% per year	+2% per year	+2% per year	+2% per year	—
(1) The InSite price forecasts, effective January 1, 2019.